Note 3 - Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Marketable Securities [Table Text Block]
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
Government-sponsored enterprises (GSEs)	$125,712	328	135	125,905
Mortgage-backed securities	258,774	5,636	620	263,790
Asset-backed securities	36,394	582	19	36,957
Corporate bonds	2,500	100	—	2,600
Obligations of states and political subdivisions	147,462	4,229	400	151,291
	$570,842	10,875	1,174	580,543
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
Government-sponsored enterprises (GSEs)	$59,735	48	204	59,579
Mortgage-backed securities	265,648	2,300	635	267,313
Asset-backed securities	27,531	1	303	27,229
Corporate bonds	—	—	—	—
Obligations of states and political subdivisions	67,293	559	828	67,024
	$420,207	2,908	1,970	421,145

Investments Classified by Contractual Maturity Date [Table Text Block]
	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$1,196	1,198
Due after one year through five years	26,325	26,542
Due after five years through ten years	107,341	108,184
Due after ten years	140,812	143,872
	275,674	279,796
Mortgage and asset-backed securities	295,168	300,747
	$570,842	580,543

Schedule of Realized Gain (Loss) [Table Text Block]
	In Thousands
	2020	2019	2018
Gross proceeds	$54,870	37,325	39,857
Gross realized gains	$901	75	102
Gross realized losses	(19)	(343)	(752)
Net realized gains (losses)	$882	(268)	(650)

Schedule of Unrealized Loss on Investments [Table Text Block]
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2020	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$47,991	$135	18	$—	$—	—	$47,991	$135
Mortgage-backed securities	78,381	573	29	6,776	47	12	85,157	620
Asset-backed securities	4,950	19	3	—	—	—	4,950	19
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	44,061	394	33	689	6	1	44,750	400
	$175,383	$1,121	83	$7,465	$53	13	$182,848	$1,174
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2019	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
GSEs	$16,507	$114	5	$24,658	$90	9	$41,165	$204
Mortgage-backed securities	45,862	182	21	56,917	453	52	102,779	635
Asset-backed securities	17,807	161	10	7,317	142	4	25,124	303
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	30,423	783	26	3,858	45	10	34,281	828
	$110,599	$1,240	62	$92,750	$730	75	$203,349	$1,970